COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended									12 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jul. 31, 2010	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 30, 2010 Nevada 2010 Impairment [Member]	Mar. 31, 2011 Units Offering 2011 [Member]	May 31, 2011 Units Offering 2011 [Member]	Dec. 31, 2012 Units Offering 2011 [Member]	Jun. 30, 2012 Units Offering 2011 [Member]	Jun. 30, 2011 Units Offering 2011 [Member]	Dec. 31, 2011 Units Offering 2011 [Member]	Mar. 22, 2011 Units Offering 2011 [Member]	Dec. 09, 2010 Units Offering 2011 [Member]	Jan. 31, 2012 SLM Sellers [Member]	Jun. 30, 2012 R3 Agreement [Member]	Jun. 30, 2011 Bsv Option Agreement [Member]	Jun. 30, 2010 Bsv Option Agreement [Member]	Jun. 30, 2012 Bsv Option Agreement [Member]	Jun. 30, 2012 Csv Lm and Mw Option Agreement [Member]	Jun. 30, 2012 New World Resource Corp [Member]	Feb. 29, 2012 New World Resource Corp [Member]	Jan. 19, 2012 New World Resource Corp [Member]
Equity Method Investment, Ownership Percentage																													22.50%
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs																												$ 150,000
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Cost Expensed																											150,000
One Time Non Refundable Payment																					250,000
Due Diligence Procedure Performance Period																					60 days
Payments For Exchange Of Stock, Cash					100,000	200,000
Maximum Value of Stock Units Approved for Private Placement													10,000,000
Offering Price Per Unit						$ 0.25	$ 0.0	$ 0.019	$ 0.0	$ 0.0011	$ 0.0001								$ 0.27
Common stock, par value per share	$ 0.001		$ 0.001	$ 0.001															$ 0.001	$ 0.001
Warrant Exercise Price	$ 0.23		$ 0.37	$ 0.35		$ 0.66							$ 0.4
Exercise Price Of Agent Or Finder Warrants													$ 0.27
Private Placement Offer Description													Each G Unit consisted of (i) one share of our common stock, par value $0.001 per share, and (ii) a warrant to purchase one-half of a share of common stock, at an exercise price of $0.40 per whole share
Warrants Exercise Period													3 years
May 2011, common stock sold in private placement offering at $0.27 per share, less offering costs totaling $737,271, shares														23,920,071
Gross Proceeds From Private Placement In May														6,458,189
Net Proceeds From Private Placement In May														5,720,918
Common Stock To Be Issued Upon Conversion Of Agent/Finder Warrants														1,913,606
Registration Payment Arrangement, Percentage															2.00%		2.00%
Registration Payment Arrangement, Maximum Percentage															10.00%		10.00%
Registration Payment Arrangement, Maximum Potential Consideration																	645,819	645,819
Registration Payment Arrangement, Accrual Carrying Value															38,750	520,243	38,750
Registration Payment Arrangement, Gains and Losses															518,243
Registration Payment Arrangement, Accrued Interest															88,080	41,438
Registration Payment Arrangement, Accrued Interest Percentage															18.00%	18.00%
Equipment Use Fees During 12 Months Period																						37,500
Equipment Use Fees During Subsequent 36 Months Period																						12,500
Refundable Deposit																						50,000
Commitments, Fair Value Disclosure																								100,000		75,000
Obligation for claim maintenance fees																							57,000
Taxes Payable																							32,600
Accrued Liabilities																							189,600		189,600
Operating Leases, Rent Expense	67,459	67,972	87,769	43,662
Amount required to be paid per option agreement												100,000												100,000
Lithium Metal Aggregate Exploitation Permitted, tons	100,000		100,000
Lithium Carbonate Aggregate Exploitation Permitted, tons	530,000		530,000
Value Added Tax Not Capitalized			770,153
Value Added Tax Receivable	780,203
Value Added Tax Expense Included In Exploration Expense	$ 10,050